Investments in associates and joint ventures (Tables)	12 Months Ended
Dec. 31, 2020
36. Investments in associates and joint ventures
Investments in associates and joint ventures
	2020			2019
	Associates	Joint ventures	Total	Associates	Joint ventures	Total
	£m	£m	£m	£m	£m	£m
Equity accounted	464	317	781	457	264	721
Held at fair value through profit or loss	-	437	437	-	516	516
Total	464	754	1,218	457	780	1,237

Summarised financial information, equity accounted associates and joint ventures

Summarised financial information for the Group’s equity accounted associates and joint ventures is set out below. The amounts shown are the Group’s share of the net income of the investees for the year ended 31 December 2020, with the exception of certain undertakings for which the amounts are based on accounts made up to dates not earlier than three months before the balance sheet date.

	Associates		Joint ventures
	2020	2019	2020	2019
	£m	£m	£m	£m
Profit/(loss) from continuing operations	(24)	10	24	43
Other comprehensive income/(expense)	(3)	-	(6)	2
Total comprehensive income/(loss) from continuing operations	(27)	10	18	45